SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Statements of Operations) - USD ($) $ in Millions	3 Months Ended									12 Months Ended			62 Months Ended	65 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Cost of goods sold	1,175.4	1,148.1	460.0	445.5	433.2	421.9	492.3	463.6	475.4	2,486.8	1,853.2	2,033.7
Selling and administration	88.1				47.0					186.5	166.2	190.0
Restructuring charges	92.8				1.2					2.7	15.7	5.5	$ 77.3	$ 129.5
Acquisition-related costs	10.2				10.4					123.4	4.2	0.0
Other operating income	10.9									45.7	1.5	0.7
Other operating income	10.9				(0.2)					45.7	1.5	0.7
Operating Income (Loss)	(7.4)				26.0					100.7	203.4	286.5
Earnings of non-consolidated affiliates	(0.2)				(0.4)					(1.7)	(1.7)	(2.8)
Income Loss From Equity Method Investments Consolidating Subsidiaries	0.0				0.0					0.0	0.0	0.0
Interest Expense	48.5				7.1					97.0	43.8	38.6
Interest income	0.3				0.3					1.1	1.3	0.6
Other income (expense)										0.2	0.1	(1.3)
Net (loss) income	(55.4)				19.6					6.7	162.7	250.0
Income tax provision	(17.5)				6.5					8.1	57.7	71.4
Income (Loss) from Continuing Operations Attributable to Parent						12.8	26.1	36.6	29.5	(1.4)	105.0	178.6
Income from discontinued operations, net						0.0	0.0	0.7	0.0	0.0	0.7	0.0
Net income	(37.9)	$ (62.7)	$ 5.9	$ 42.3	13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	(1.4)	105.7	178.6
Parent Company [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	320.7				323.1					1,215.4	1,373.2	1,379.4
Cost of goods sold	275.3				274.7					1,057.8	1,148.1	1,159.3
Selling and administration	36.8				35.3					110.4	90.8	132.8
Restructuring charges	0.3				0.0					0.7	4.8	5.5
Acquisition-related costs	10.2				10.4					117.9	4.2	0.0
Other operating income	(0.5)									(4.0)	0.9	0.6
Other operating income					(0.6)
Operating Income (Loss)	(2.4)				2.1					(75.4)	126.2	82.4
Earnings of non-consolidated affiliates	(0.2)				(0.4)					(1.7)	(1.7)	(2.8)
Income Loss From Equity Method Investments Consolidating Subsidiaries	(28.8)				15.1					90.2	48.8	129.8
Interest Expense	10.7				7.9					60.9	47.0	37.8
Interest income	0.8				0.8					3.1	2.5	4.4
Other income (expense)										0.4	0.1	(0.1)
Net (loss) income	(40.9)				10.5					(40.9)	132.3	181.5
Income tax provision	(3.0)				(2.6)					(39.5)	27.3	2.9
Income (Loss) from Continuing Operations Attributable to Parent											105.0
Income from discontinued operations, net											0.7
Net income	(37.9)				13.1					(1.4)	105.7	178.6
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	1,141.3				289.4					2,002.5	1,285.5	1,569.6
Cost of goods sold	1,013.9				253.0					1,792.5	1,122.6	1,308.4
Selling and administration	51.3				11.7					76.1	75.4	57.2
Restructuring charges	92.5				1.2					2.0	10.9	0.0
Acquisition-related costs	0.0				0.0					5.5	0.0	0.0
Other operating income	11.4									49.7	0.6	0.1
Other operating income					0.4
Operating Income (Loss)	(5.0)				23.9					176.1	77.2	204.1
Earnings of non-consolidated affiliates	0.0				0.0					0.0	0.0	0.0
Income Loss From Equity Method Investments Consolidating Subsidiaries	0.0				0.0					0.0	0.0	0.0
Interest Expense	1.0				0.5					4.5	1.3	7.9
Interest income	0.9				0.8					3.4	3.3	3.3
Other income (expense)										(0.2)	0.0	(1.2)
Net (loss) income	(5.1)				24.2					174.8	79.2	198.3
Income tax provision	(1.2)				9.1					60.3	30.4	68.5
Income (Loss) from Continuing Operations Attributable to Parent											48.8
Income from discontinued operations, net											0.0
Net income	(3.9)				15.1					114.5	48.8	129.8
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	0.0				0.0					0.0	0.0	0.0
Cost of goods sold	0.0				0.0					0.0	0.0	0.0
Selling and administration	0.0				0.0					0.0	0.0	0.0
Restructuring charges	0.0				0.0					0.0	0.0	0.0
Acquisition-related costs	0.0				0.0					0.0	0.0	0.0
Other operating income	0.0									0.0	0.0	0.0
Other operating income					0.0
Operating Income (Loss)	0.0				0.0					0.0	0.0	0.0
Earnings of non-consolidated affiliates	0.0				0.0					0.0	0.0	0.0
Income Loss From Equity Method Investments Consolidating Subsidiaries	43.6				0.0					19.7	0.0	0.0
Interest Expense	38.2				0.0					37.0	0.0	0.0
Interest income	0.0				0.0					0.0	0.0	0.0
Other income (expense)										0.0	0.0	0.0
Net (loss) income	5.4				0.0					(17.3)	0.0	0.0
Income tax provision	(13.3)				0.0					(12.8)	0.0	0.0
Income (Loss) from Continuing Operations Attributable to Parent											0.0
Income from discontinued operations, net											0.0
Net income	18.7				0.0					(4.6)	0.0	0.0
Consolidation, Eliminations [Member]
Supplemental Guarantor Financial Information Statement of Operations [Line Items]
Sales	(113.8)				(94.5)					(363.5)	(417.5)	(434.0)
Cost of goods sold	(113.8)				(94.5)					(363.5)	(417.5)	(434.0)
Selling and administration	0.0				0.0					0.0	0.0	0.0
Restructuring charges	0.0				0.0					0.0	0.0	0.0
Acquisition-related costs	0.0				0.0					0.0	0.0	0.0
Other operating income	0.0									0.0	0.0	0.0
Other operating income					0.0
Operating Income (Loss)	0.0				0.0					0.0	0.0	0.0
Earnings of non-consolidated affiliates	0.0				0.0					0.0	0.0	0.0
Income Loss From Equity Method Investments Consolidating Subsidiaries	(14.8)				(15.1)					(109.9)	(48.8)	(129.8)
Interest Expense	(1.4)				(1.3)					(5.4)	(4.5)	(7.1)
Interest income	(1.4)				(1.3)					(5.4)	(4.5)	(7.1)
Other income (expense)										0.0	0.0	0.0
Net (loss) income	(14.8)				(15.1)					(109.9)	(48.8)	(129.8)
Income tax provision	0.0				0.0					0.0	0.0	0.0
Income (Loss) from Continuing Operations Attributable to Parent											(48.8)
Income from discontinued operations, net											0.0
Net income	$ (14.8)				$ (15.1)					$ (109.9)	$ (48.8)	$ (129.8)